Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 177,742	$ 286,312
Term deposits	3,275	6,646
Restricted cash	20	296
Marketable securities	3,828	2,572
Accounts receivable and other	75,290	80,987
Inventories	163,234	137,885
Assets classified as part of disposal group held for sale	12,471	0
Total current assets	435,860	514,698
Restricted cash	3,080	13,449
Other assets	22,943	10,592
Employee benefit plan assets	6,244	9,120
Property, plant and equipment	4,088,202	3,988,476
Goodwill	92,591	92,591
Total assets	4,648,920	4,628,926
Current liabilities
Accounts payable and accrued liabilities	139,104	137,900
Current portion of lease liabilities	9,913	2,978
Current portion of debt	66,667	0
Current portion of asset retirement obligations	1,782	824
Liabilities associated with assets held for sale	4,257	0
Current liabilities	221,723	141,702
Debt	413,065	595,977
Lease liabilities	15,143	6,538
Employee benefit plan obligations	18,224	14,375
Asset retirement obligations	94,235	93,319
Deferred income tax liabilities	412,717	429,929
Total liabilities	1,175,107	1,281,840
Equity
Share capital	3,054,563	3,007,924
Treasury stock	(8,662)	(10,104)
Contributed surplus	2,627,441	2,620,799
Accumulated other comprehensive loss	(28,966)	(24,494)
Deficit	(2,229,867)	(2,310,453)
Total equity attributable to shareholders of the Company	3,414,509	3,283,672
Attributable to non-controlling interests	59,304	63,414
Total equity	3,473,813	3,347,086
Total liabilities and equity	$ 4,648,920	$ 4,628,926